Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds 97.2%
New York 96.6%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,130,290
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	3,965,034
Battery Park City Authority Revenue, Senior, Sustainability, Series A, 5.00%, 11/01/49	16,130,000	20,713,823
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,168,944
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,189,640
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,163,220
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,421,600
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,615,166
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,838,506
Nuvance Health Issue, Series B, 4.00%, 7/01/44	800,000	911,072
Nuvance Health Issue, Series B, 4.00%, 7/01/49	2,250,000	2,531,003
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	6,092,250
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	6,366,796
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,185,724
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,504,963
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	6,314,438
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	24,419,200
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	4,385,000	4,940,886
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	18,231,900
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	33,455,000	35,381,339
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,641,176
Long Island Power Authority Electric System Revenue,
General, 5.00%, 9/01/39	5,000,000	6,271,550
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,192,080
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,750,950
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	6,076,550
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	12,025,200
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	21,498,840
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	17,577,750
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,973,623
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,412,480
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,115,744
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	17,570,000	19,740,949
University of Rochester Project, Refunding, Series D, 4.00%, 7/01/43	17,550,000	19,718,478
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,334,441
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,775,150
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	$63,750,000	$64,260,000
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,814,470
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	36,881,629
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	7,551,000
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	6,178,900
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	16,571,175
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41	6,000,000	7,148,340
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51	2,505,000	2,960,309
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-2, 5.00%, 11/15/45	10,000,000	12,311,100
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 4.00%, 11/15/50	7,525,000	8,443,652
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 5.00%, 11/15/31	10,305,000	13,064,576
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/37	8,500,000	9,712,100
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	12,483,052
Transportation, Refunding, Series B, 5.00%, 11/15/37	5,000,000	6,067,900
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,949,179
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,661,355
Transportation, Refunding, Series D, 4.00%, 11/15/42	20,000,000	22,460,800
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,966,450
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,953,700
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,768,260
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,596,400
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,655,873
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,891,928
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,180,100
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,150,000
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	18,220,121
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	22,616,280
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,546,420
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,735,000	5,752,205
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	6,025,000	6,043,075
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	27,210,000	27,294,351
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	28,190,000	28,279,926
Sewer and Storm Water Resources District, Series D, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	7,620,000	7,644,308
New York City Educational Construction Fund Revenue, Series A, 5.75%, 4/01/41	20,000,000	21,433,600
New York City GO,
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,104,128
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,912,400
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,473
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,596,665
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,196,263
  |  2

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	$10,000,000	$11,788,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,724,450
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,946,800
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,755,840
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,554,670
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,772,745
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	8,472,240
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	6,250,000	7,768,562
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	6,830,000	8,505,604
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	12,328,900
Fiscal 2019, Series D, Subseries D-1, 4.00%, 12/01/43	10,000,000	11,501,700
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/44	10,000,000	12,518,100
Fiscal 2020, Series A, Subseries A-1, 5.00%, 8/01/43	5,000,000	6,321,850
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,029
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	20,216,301
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	15,427,000
Series E-1, 5.00%, 3/01/40	7,500,000	9,325,425
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,639,284
MFHR, Sustainable Neighborhood, Series K, 4.00%, 11/01/48	49,905,000	53,972,257
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,092,910
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series EE, Pre-Refunded, 5.375%, 6/15/43	25,900,000	27,344,702
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,700,700
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	27,265,039
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	41,051,114
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	18,738,000
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	25,447,042
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	38,475,000	46,797,142
Second General Resolution, Fiscal 2019, Series DD-1, 5.00%, 6/15/49	27,825,000	34,380,570
Second General Resolution, Fiscal 2019, Subordinate, Series FF, Subseries FF-1, 4.00%, 6/15/49	10,000,000	11,487,200
Second General Resolution, Fiscal 2020, Refunding, Series AA, 4.00%, 6/15/40	5,000,000	5,872,050
Second General Resolution, Fiscal 2020, Refunding, Series AA, 5.00%, 6/15/40	8,000,000	10,302,240
Second General Resolution, Fiscal 2020, Series BB, Subseries BB-1, 4.00%, 6/15/49	20,000,000	23,109,400
Second General Resolution, Series EE, 5.375%, 6/15/43	13,250,000	13,955,297
Second General Resolution, Fiscal 2020, Series BB, Subseries BB -1, 5.00%, 6/15/49	40,000,000	50,829,200
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	21,088,500
Fiscal 2019, Refunding, Series S-2, Subseries S-2A, 5.00%, 7/15/34	4,235,000	5,393,908
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/37	10,425,000	13,149,052
Fiscal 2019, Series S-1, Subseries S-2A, 5.00%, 7/15/43	5,230,000	6,508,892
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	740,000	742,028
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	20,053,400
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	17,978,640
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	10,862,600
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,633,350
  |  3

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	$8,250,000	$9,271,102
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	50,672,250
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	19,570,400
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	27,747,527
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	21,028,713
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,999,230
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,864,350
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,859,700
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,835,200
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	8,089,640
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	13,415,000	16,152,733
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	4,340,000	5,287,943
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/40	3,270,000	4,016,868
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43	5,645,000	6,400,922
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/45	17,500,000	21,232,225
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-3, 4.00%, 5/01/42	7,410,000	8,500,678
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42	5,000,000	6,225,200
Future Tax Secured, Subordinate, Fiscal 2019, Series C, Subseries C-1, 4.00%, 11/01/42	7,500,000	8,696,250
Future Tax Secured, Subordinate, Fiscal 2020, Subseries A-3, 4.00%, 5/01/43	10,000,000	11,574,000
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A, 5.00%, 11/15/46	5,000,000	6,004,650
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	54,688,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,717,740
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	39,186,450
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	120,220,892
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 2, Pre-Refunded, 5.625%, 7/15/47	17,500,000	17,800,825
New York State Dormitory Authority Revenue,
State Supported Debt, Mental Health Services Facilities Improvement, Series A, 5.00%, 8/15/22	5,735,000	5,946,794
State Supported Debt, Mental Health Services Facilities Improvement, Series A, Pre-Refunded, 5.00%, 8/15/22	5,000	5,194
New York State Dormitory Authority Revenues,
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,413,840
Non-State Supported Debt, Catholic Health System Obligated Group, Refunding, Series A, 4.00%, 7/01/45	2,875,000	3,213,560
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	15,944,400
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,552,448
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	17,503,148
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,265,000	1,269,491
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%, 7/01/47	5,000,000	5,636,500
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,486,980
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	10,374,600
  |  4

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	$5,500,000	$6,450,510
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,879,210
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	6,232,800
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	8,360,562
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,693,420
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,901,650
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,741,580
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,019,000
Non-State Supported Debt, New York University, Series A, 4.00%, 7/01/45	3,415,000	3,961,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/49	50,000,000	63,449,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,322,218
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	11,000,000	13,050,510
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	3,090,000	3,119,911
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,170,769
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,008,430
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,811,700
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,382,818
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,172,610
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,168,880
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,439,797
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,687,020
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,013,550
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/21	4,450,000	4,819,217
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/22	9,000,000	10,082,160
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/23	4,150,000	4,807,236
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	265,000	275,952
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	395,000	411,021
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/24	710,000	738,407
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	45,000	45,125
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/36	60,000	60,175
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/21	4,735,000	4,943,245
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	6,750,000	7,046,865
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,548,640
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	300,000	300,990
  |  5

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	$2,700,000	$2,709,477
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	3,955,000	3,967,023
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/36	4,940,000	4,955,512
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,649,780
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	2,004,154
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,415,469
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,367,640
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,657,900
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,683,358
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/35	2,000,000	2,494,040
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/36	1,500,000	1,864,635
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/37	2,000,000	2,477,360
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	1,000,000	1,234,970
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/42	3,750,000	4,593,563
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/43	4,300,000	5,339,783
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/46	4,000,000	4,870,720
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/48	13,925,000	17,166,740
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,341,690
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,489,128
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,325,820
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,573,650
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	27,443,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,462,650
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,307,860
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,102,060
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 2, Refunding, Series E, 5.00%, 3/15/37	15,340,000	19,483,794
Bid Group 4, Refunding, Series A, 4.00%, 3/15/46	25,000,000	28,261,750
Bid Group 4, Refunding, Series C, 4.00%, 3/15/44	5,310,000	6,023,186
Bid Group 4, Refunding, Series E, 5.00%, 3/15/44	19,715,000	24,542,415
Bid Group C, Series A, 5.00%, 3/15/41	10,000,000	12,210,100
Group C, Series A, 5.00%, 3/15/42	10,000,000	12,191,900
  |  6

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, (continued)
Series A, 5.00%, 3/15/34	$10,000,000	$12,363,700
Series A, 5.00%, 3/15/35	24,545,000	30,250,485
Series A, 5.00%, 3/15/36	31,550,000	38,793,249
Series A, 5.00%, 3/15/42	6,235,000	7,713,817
Series A, 4.00%, 3/15/46	16,515,000	18,462,614
Series B, 5.00%, 3/15/40	12,640,000	15,016,194
Series B, 5.00%, 3/15/41	10,520,000	12,486,398
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,284,475
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,754,039
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	42,693,342
State Supported Debt, Series A, 4.00%, 3/15/48	10,000,000	11,276,100
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	11,591,336
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	15,241,872
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,618,950
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	22,511,200
General Purpose, Refunding, Series A, 5.00%, 3/15/36	5,000,000	6,414,800
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	6,126,400
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	6,111,050
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	10,909,859
General Purpose, Refunding, Series A, 5.00%, 3/15/45	10,000,000	12,423,800
General Purpose, Series A, 5.00%, 2/15/41	4,000,000	4,829,000
General Purpose, Series A, 5.00%, 2/15/42	1,950,000	2,350,901
General Purpose, Series A, 5.00%, 2/15/43	8,450,000	10,166,533
General Purpose, Series A, 5.00%, 3/15/44	5,000,000	6,271,050
General Purpose, Series A, 4.00%, 3/15/49	10,000,000	11,393,200
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,534,930
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,564,200
New York State Environmental Facilities Corp. Revenue, State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 2/15/49	5,000,000	6,379,200
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, SRF, Subordinated, Series B, 5.00%, 6/15/48	7,500,000	9,361,200
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, SRF, Subordinated, Series E, 5.00%, 6/15/42	8,355,000	10,320,430
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Serie, 5.00%, 6/15/46	28,360,000	34,801,123
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,726,950
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	35,099,750
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	15,132,624
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,016,980
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,028,300
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.00%, 1/01/46	25,000,000	29,611,000
  |  7

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Revenue,
Refunding, Series I, 5.00%, 1/01/37	$21,250,000	$23,058,162
Refunding, Series L, 5.00%, 1/01/34	2,600,000	3,295,188
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,790,620
Series I, 5.00%, 1/01/42	45,000,000	48,733,650
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	10,953,900
Series A, 5.00%, 4/01/27	27,000,000	29,618,730
Series A, 5.00%, 4/01/28	11,600,000	12,715,804
Series A, 5.00%, 4/01/30	9,000,000	9,856,080
Series A, 5.00%, 4/01/31	10,250,000	11,222,212
Series A, 5.00%, 4/01/32	11,100,000	12,138,072
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Bidding Group 1, Series A, 5.00%, 3/15/42	10,000,000	12,527,100
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	18,388,650
State Personal Income Tax, General Purpose, Refunding, Series C, 5.00%, 3/15/42	8,400,000	10,305,456
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,824,729
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	25,114,000
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	29,132,240
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	25,114,000
Consolidated, Refunding, Two Hundred Eleventh Series, 5.00%, 9/01/48	25,000,000	31,122,250
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	32,476,957
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/37	2,500,000	2,927,800
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/38	2,110,000	2,460,070
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/39	2,500,000	2,904,425
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/43	3,000,000	3,446,730
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	12,177,200
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	3,121,196
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,880,520
Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	25,000,000	28,779,000
Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/49	9,000,000	11,351,520
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,619,365
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,495,200
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	35,559,919
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	26,219,726
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	22,562,512
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,963,068
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,710,640
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	7,047,373
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	15,826,200
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45	5,000,000	5,953,850
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,639,900
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	44,078,875
  |  8

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	Utility Debt Securitization Authority Revenue,
	Restructuring, 5.00%, 12/15/41	$8,500,000	$10,672,430
	Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	24,489,000
	Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	12,154,223
	Restructuring, Refunding, 5.00%, 12/15/40	10,000,000	12,576,000
	Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	41,722,082
	Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	7,101,135
	Western Nassau County Water Authority Water System Revenue,
	Series A, 5.00%, 4/01/40	1,400,000	1,632,764
	Series A, 5.00%, 4/01/45	2,250,000	2,609,888
			3,892,011,411
	U.S. Territories 0.6%
	Puerto Rico 0.6%
[a]	Puerto Rico Electric Power Authority Power Revenue, Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	25,880,625
	Total Municipal Bonds before Short Term Investments (Cost $3,611,212,953)		3,917,892,036
	Short Term Investments 2.0%
	Municipal Bonds 2.0%
	New York 2.0%
[b]	MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.39%, 11/01/31	44,005,000	44,005,000
[b]	Syracuse IDA Civic Facility Revenue,
	Syracuse University Project, Series A-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.35%, 7/01/37	3,000,000	3,000,000
	Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.35%, 12/01/37	3,200,000	3,200,000
[b]	Triborough Bridge and Tunnel Authority Revenue,
	General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.32%, 1/01/32	5,500,000	5,500,000
	General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.30%, 11/01/32	22,200,000	22,200,000
	Total Short Term Investments (Cost $77,905,000)		77,905,000
	Total Investments (Cost $3,689,117,953) 99.2%		3,995,797,036
	Other Assets, less Liabilities 0.8%		33,743,445
	Net Assets 100.0%		$4,029,540,481

See Abbreviations on page 11.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  9

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  10

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  11